Columbia Select Mid Cap Value Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 4.0%
Entertainment 2.1%
Take-Two Interactive Software, Inc.(a)	293,216	65,727,299
Media 1.9%
Nexstar Media Group, Inc., Class A	318,126	56,763,222
Total Communication Services		122,490,521
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A	355,653	64,501,228
Household Durables 1.9%
D.R. Horton, Inc.	380,519	55,970,540
Leisure Products 1.8%
Hasbro, Inc.	643,183	55,423,079
Specialty Retail 3.2%
Burlington Stores, Inc.(a)	157,971	51,155,749
O’Reilly Automotive, Inc.(a)	542,170	47,103,729
Total		98,259,478
Total Consumer Discretionary		274,154,325
Consumer Staples 5.2%
Consumer Staples Distribution & Retail 3.5%
Dollar Tree, Inc.(a)	389,491	45,352,332
U.S. Foods Holding Corp.(a)	753,010	61,633,868
Total		106,986,200
Food Products 1.7%
Tyson Foods, Inc., Class A	810,090	49,431,692
Total Consumer Staples		156,417,892
Energy 6.0%
Oil, Gas & Consumable Fuels 6.0%
Devon Energy Corp.	1,742,578	77,527,295
Marathon Petroleum Corp.	424,744	105,663,565
Total		183,190,860
Total Energy		183,190,860
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.9%
Banks 4.8%
Popular, Inc.	510,826	75,872,986
Regions Financial Corp.	2,457,376	68,806,528
Total		144,679,514
Capital Markets 1.9%
Carlyle Group, Inc. (The)	1,281,769	58,230,766
Consumer Finance 2.2%
Capital One Financial Corp.	363,407	68,295,077
Financial Services 3.4%
Global Payments, Inc.	477,268	36,038,506
Voya Financial, Inc.	810,599	65,836,851
Total		101,875,357
Insurance 3.6%
Hanover Insurance Group, Inc. (The)	291,697	54,313,981
Kemper Corp.	619,937	15,293,846
Reinsurance Group of America, Inc.	201,121	40,373,030
Total		109,980,857
Total Financials		483,061,571
Health Care 8.3%
Health Care Equipment & Supplies 1.6%
Zimmer Biomet Holdings, Inc.	577,850	47,574,390
Health Care Providers & Services 4.6%
Centene Corp.(a)	619,923	36,947,411
Humana, Inc.	124,988	38,173,835
Quest Diagnostics, Inc.	336,547	65,593,010
Total		140,714,256
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	473,286	64,144,452
Total Health Care		252,433,098
Industrials 15.5%
Aerospace & Defense 2.0%
ATI, Inc.(a)	350,699	61,428,437
Building Products 1.9%
Trane Technologies PLC	126,506	57,092,158

Columbia Select Mid Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.7%
AMETEK, Inc.	356,350	80,481,647
Machinery 4.6%
Ingersoll Rand, Inc.	804,981	57,668,839
ITT, Inc.	419,995	81,899,025
Total		139,567,864
Passenger Airlines 2.2%
Southwest Airlines Co.	1,578,933	67,815,172
Professional Services 2.1%
CACI International, Inc., Class A(a)	123,821	63,583,322
Total Industrials		469,968,600
Information Technology 13.0%
Communications Equipment 1.9%
Motorola Solutions, Inc.	138,761	55,959,536
Electronic Equipment, Instruments & Components 3.7%
Corning, Inc.	624,423	113,120,471
Semiconductors & Semiconductor Equipment 7.4%
Marvell Technology, Inc.	291,655	59,789,275
ON Semiconductor Corp.(a)	735,357	88,698,761
Teradyne, Inc.	206,822	77,415,543
Total		225,903,579
Total Information Technology		394,983,586
Materials 5.7%
Chemicals 1.5%
Chemours Co. (The)	1,981,585	43,911,924
Containers & Packaging 2.1%
Smurfit WestRock PLC	1,583,495	65,160,819
Metals & Mining 2.1%
Freeport-McMoRan, Inc.	967,849	63,597,358
Total Materials		172,670,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.1%
Health Care REITs 2.3%
Welltower, Inc.	332,913	68,357,026
Industrial REITs 2.0%
First Industrial Realty Trust, Inc.	998,456	61,774,473
Specialized REITs 3.8%
Gaming and Leisure Properties, Inc.	1,328,607	62,404,671
Lamar Advertising Co., Class A	340,884	51,971,175
Total		114,375,846
Total Real Estate		244,507,345
Utilities 7.3%
Electric Utilities 4.7%
Entergy Corp.	788,008	85,932,272
PG&E Corp.	3,441,213	56,229,421
Total		142,161,693
Multi-Utilities 2.6%
Ameren Corp.	744,840	80,420,375
Total Utilities		222,582,068
Total Common Stocks (Cost $1,583,313,236)		2,976,459,967

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	58,540,472	58,517,055
Total Money Market Funds (Cost $58,514,471)		58,517,055
Total Investments in Securities (Cost: $1,641,827,707)		3,034,977,022
Other Assets & Liabilities, Net		2,935,437
Net Assets		3,037,912,459
Columbia Select Mid Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	51,668,090	71,606,784	(64,750,312)	(7,507)	58,517,055	(897)	545,658	58,540,472
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Mid Cap Value Fund  | 2026

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1QT197_(07/26)